LifeX 2050 Inflation-Protected Longevity Income ETF Average Annual Total Returns		12 Months Ended	23 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Treasury Inflation Notes Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.01%	4.85%
LifeX 2050 Inflation-Protected Longevity Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.94%	2.71%
Performance Inception Date	Jan. 17, 2024
LifeX 2050 Inflation-Protected Longevity Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.35%	0.99%
LifeX 2050 Inflation-Protected Longevity Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.51%	1.34%